Cover	Feb. 25, 2026
Document Information Line Items
Entity Registrant Name	APEX TECH ACQUISITION INC.
Entity Central Index Key	0002085485
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Entity Emerging Growth Company	true
Document Period End Date	Feb. 25, 2026
Entity Ex Transition Period	false
Entity File Number	001-43164
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	13501 Katy Freeway
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77079
City Area Code	840
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	224-9122
Units, consisting of one Ordinary Share [Member]
Document Information Line Items
Security 12b Title	Units, consisting of one Ordinary Share, $0.0001 par value, and one Right to acquire one-sixth of one Ordinary Share
Trading Symbol	TRADU
Security Exchange Name	NYSE
Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Ordinary Shares, par value $0.0001 per share
Trading Symbol	TRAD
Security Exchange Name	NYSE
Rights, each whole right to acquire one-sixth of one Ordinary Share [Member]
Document Information Line Items
Security 12b Title	Rights, each whole right to acquire one-sixth of one Ordinary Share
Trading Symbol	TRADR
Security Exchange Name	NYSE